Taxation - Summary of Unrecognized Tax Benefit (Detail) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Income Tax Uncertainties [Abstract]
Balance at beginning of the year	¥ 0
Additions based on tax positions related to current year	12,613	1,933
Balance at end of the year	¥ 12,613	$ 1,933